FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	$ 940.5
Amounts payable to affiliated corporations	85.4	$ 69.4
Long-term debt	6,824.3
Interest payments on long-term debt	1,383.8
Lease liabilities	373.3
Interest payments on lease liabilities	39.6
Derivative financial instruments	(48.3)
Total	9,513.2
Less than 1 year
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	940.5
Long-term debt	491.6
Interest payments on long-term debt	199.9
Lease liabilities	110.3
Interest payments on lease liabilities	15.6
Derivative financial instruments	20.1
Total	1,778.0
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,438.2
Interest payments on long-term debt	477.6
Lease liabilities	169.0
Interest payments on lease liabilities	16.8
Total	2,101.6
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,086.0
Interest payments on long-term debt	329.5
Lease liabilities	70.3
Interest payments on lease liabilities	4.9
Derivative financial instruments	(80.7)
Total	2,410.0
5 years or more
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,808.5
Interest payments on long-term debt	376.8
Lease liabilities	23.7
Interest payments on lease liabilities	2.3
Derivative financial instruments	12.3
Total	$ 3,223.6
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the corporation's consolidated debt	4 years 8 months 12 days	4 years 8 months 12 days